Functional and presentation currency	6 Months Ended
Jun. 30, 2020
Functional and presentation currency
Functional and presentation currency

3.            Functional and presentation currency

This unaudited condensed consolidated interim financial information is presented in Russian Roubles (“RUB”), which is the Company’s functional and presentation currency. Financial information presented in RUB has been rounded to the nearest thousand, except when otherwise indicated.